DISPOSAL GROUP HELD FOR SALE	6 Months Ended
Jun. 30, 2013
DISPOSAL GROUP HELD FOR SALE [Abstract]
DISPOSAL GROUP HELD FOR SALE

NOTE 4 - DISPOSAL GROUP HELD FOR SALE

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The Company,  as part of an agreement dated September 7, 2012, incurred costs in the amount of  $1,477,990  in  acquiring  certain oil and gas mineral  interest,

including five (5) producing wells, located in Weld county Colorado. The Company determined  that these mineral  interests were  considered a Disposal Group Held for Sale as set  forth in Topic 205 of the ASC and  therefore,  the  Company  at

December 31, 2012  recorded  the  property as a separate  asset in the amount of

$1,472,521  [net of $5,658 in  amortization]  on the  balance  sheet.  Effective

January 1, 2013,  the Company sold these  properties  for $1,600,000 in cash and recorded in the statement of operations for the six months ended June 30, 2013 a gain on the  sale  of  assets  in the  amount  of  $127,478  under  discontinued

operations.

In addition and as part of the sale,  the  purchasers of the property  deposited with the Company  $400,000 to be used  towards the AFE costs in the  drilling of future oil and gas wells. At June 30, 2013, the Company owes $400,000  including

$213,120 due to a member of the Board of Directors.